Share capital (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Jun. 30, 2025 GBP (£) item Vote shares	Jun. 30, 2025 USD ($) item Vote $ / shares shares	Jun. 30, 2024 GBP (£) shares	Jun. 30, 2024 USD ($) shares	Jun. 30, 2025 GBP (£) shares
Ordinary shares
Balance at the beginning | £	£ 55,000
Issue of shares | £	79,985,000		£ 158,541,000
Balance at the end | £	£ 56,000		55,000
Number of class of ordinary shares | item	2	2
Number of class A shares to which one B share is convertible	1	1
Proportion of affirmative votes required for special resolutions	66.67%	66.67%
Treasury shares | £			£ 21,305,000		£ 21,305,000
Trawlers Limited investment
Ordinary shares
Issue of shares | $		$ 100		$ 200
Ordinary shares
Number of shares
Balance at the beginning (in shares)	171,001,000	171,001,000	164,842,000	164,842,000
Balance at the end (in shares)	174,112,000	174,112,000	171,001,000	171,001,000
Ordinary shares
Balance at the beginning | £	£ 55,000		£ 53,000
Balance at the end | £	£ 56,000		£ 55,000
Ordinary shares | Trawlers Limited investment
Number of shares
Issue of shares (in shares)			6,061,000	6,061,000
Ordinary shares
Issue of shares | £			£ 2,000
Ordinary shares | INEOS Limited investment
Number of shares
Issue of shares (in shares)	3,030,000	3,030,000
Ordinary shares
Issue of shares | £	£ 1,000
Ordinary shares | Employee share-based compensation awards
Number of shares
Issue of shares (in shares)	81,000	81,000	98,000	98,000
Class A ordinary shares
Number of shares
Balance at the beginning (in shares)	56,699,344	56,699,344
Balance at the end (in shares)	57,763,582	57,763,582	56,699,344	56,699,344
Ordinary shares
Par value per ordinary share (in dollars per share) | $ / shares		$ 0.0005
Number of voting right per share | Vote	1	1
Number of shares held in treasury					1,682,896
Treasury shares | £					£ 21,305,000
Class A ordinary shares | Trawlers Limited investment
Number of shares
Issue of shares (in shares)	983,450	983,450	1,966,899	1,966,899
Class B ordinary shares
Number of shares
Balance at the beginning (in shares)	114,301,320	114,301,320
Balance at the end (in shares)	116,348,173	116,348,173	114,301,320	114,301,320
Ordinary shares
Par value per ordinary share (in dollars per share) | $ / shares		$ 0.0005
Number of voting right per share | Vote	10	10
Percentage of ordinary shares outstanding below which Class B shares will convert to Class A	10.00%	10.00%
Percentage of voting power of shareholders	67.00%	67.00%
Class B ordinary shares | Trawlers Limited investment
Number of shares
Issue of shares (in shares)	2,046,854	2,046,854	4,093,707	4,093,707